Significant Agreements - Schedule of Finite Lived Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2019
Significant Agreements [Abstract]
Intangible asset at relative fair value	$ 15,564				$ 15,564			$ 15,564
Adjustment to record deferred tax liability	5,783				5,783	$ 22,400	$ 9,100
Cumulative amortization expense	(5,667)				(5,667)
Intangible asset, beginning balance		$ 15,680	$ 17,947	$ 21,347		17,947	20,214
Amortization expense		(567)	$ (567)	(1,133)		(2,267)	(2,267)
Intangible asset, ending balance	$ 21,347	$ 15,113		$ 20,214	$ 21,347	$ 15,680	$ 17,947